American Century World Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

EMERGING MARKETS FUND * GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND * INTERNATIONAL GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND * INTERNATIONAL STOCK FUND
LIFE SCIENCES FUND * TECHNOLOGY FUND

Supplement dated September 9, 2005 * Statement of Additional Information dated July 29, 2005

THE FOLLOWING REPLACES THE TABLE TITLED, Other Accounts Managed (As of November 30, 2004),
UNDER THE SECTION TITLED, Portfolio Managers, ON PAGES 42-43:

(OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
                                        REGISTERED
                                        INVESTMENT                           OTHER ACCOUNTS
                                        COMPANIES                            (E.G., SEPARATE
                                        (E.G., OTHER                         ACCOUNTS AND
                                        AMERICAN          OTHER POOLED       CORPORATE
                                        CENTURY           INVESTMENT         ACCOUNTS,
                                        FUNDS AND         VEHICLES (E.G.,    INCLUDING
                                        AMERICAN          COMMINGLED         INCUBATION
                                        CENTURY -         TRUSTS AND         STRATEGIES
                                        SUBADVISED        529 EDUCATION      AND CORPORATE
                                        FUNDS)            SAVINGS PLANS)     MONEY)
--------------------------------------------------------------------------------------------
EMERGING MARKETS
--------------------------------------------------------------------------------------------
Michael Donnelly    Number of Other     2                 0                  0
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     $2,605,905,558    N/A                N/A
                    Accounts Managed
--------------------------------------------------------------------------------------------
GLOBAL GROWTH
--------------------------------------------------------------------------------------------
Matthew Hudson      Number of Other     0                 0                  1
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     N/A               N/A                $1,123,011
                    Accounts Managed
--------------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
--------------------------------------------------------------------------------------------
Mark Kopinski       Number of Other     0                 0                  3
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     N/A               N/A                $181,765,621
                    Accounts Managed
--------------------------------------------------------------------------------------------
Brian Brady         Number of Other     0                 0                  3
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     N/A               N/A                $181,765,621
                    Accounts Managed
--------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------
Michael Perelstein  Number of Other     9                 1                  1
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     $5,200,088,592    $58,342,817        $166,976,548
                    Accounts Managed
--------------------------------------------------------------------------------------------
Keith Creveling     Number of Other     9                 1                  1
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     $5,200,088,592    $58,342,817        $166,976,548
                    Accounts Managed
--------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
--------------------------------------------------------------------------------------------
Federico Laffan     Number of Other     1                 0                  3
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     $141,980,236      N/A                $124,576,958
                    Accounts Managed
--------------------------------------------------------------------------------------------
Trevor Gurwich(1)   Number of Other     1                 0                  2
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     $182,991,061      N/A                $120,643,662
                    Accounts Managed
--------------------------------------------------------------------------------------------

(1)  MR. GURWICH JOINED THE INTERNATIONAL OPPORTUNITIES TEAM ON AUGUST 1,
     2005. INFORMATION IS PROVIDED AS OF THAT DATE.

                                                                (CONTINUED ON NEXT PAGE)

(OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
                                       REGISTERED
                                       INVESTMENT                          OTHER ACCOUNTS
                                       COMPANIES                           (E.G., SEPARATE
                                       (E.G., OTHER                        ACCOUNTS AND
                                       AMERICAN          OTHER POOLED      CORPORATE
                                       CENTURY           INVESTMENT        ACCOUNTS,
                                       FUNDS AND         VEHICLES (E.G.,   INCLUDING
                                       AMERICAN          COMMINGLED        INCUBATION
                                       CENTURY -         TRUSTS AND        STRATEGIES
                                       SUBADVISED        529 EDUCATION     AND CORPORATE
                                       FUNDS)            SAVINGS PLANS)    MONEY)
-------------------------------------------------------------------------------------------
INTERNATIONAL STOCK(1)
-------------------------------------------------------------------------------------------
Michael Perelstein  Number of Other    10                1                 1
                    Accounts Managed
                    -----------------------------------------------------------------------
                    Assets in Other    $8,186,185,056    $58,342,817       $166,976,548
                    Accounts Managed
-------------------------------------------------------------------------------------------
Keith Creveling     Number of Other    10                1                 1
                    Accounts Managed
                    -----------------------------------------------------------------------
                    Assets in Other    $8,186,185,056    $58,342,817       $166,976,548
                    Accounts Managed
-------------------------------------------------------------------------------------------
LIFE SCIENCES
-------------------------------------------------------------------------------------------
Arnold Douville     Number of Other    0                 0                 0
                    Accounts Managed
                    -----------------------------------------------------------------------
                    Assets in Other    N/A               N/A               N/A
                    Accounts Managed
-------------------------------------------------------------------------------------------
Christy Turner      Number of Other    0                 0                 0
                    Accounts Managed
                    -----------------------------------------------------------------------
                    Assets in Other    N/A               N/A               N/A
                    Accounts Managed
-------------------------------------------------------------------------------------------
TECHNOLOGY
-------------------------------------------------------------------------------------------
Tom Telford         Number of Other    2                 0                 0
                    Accounts Managed
                    -----------------------------------------------------------------------
                    Assets in Other    $358,344,404      N/A               N/A
                    Accounts Managed
-------------------------------------------------------------------------------------------

(1)  THE FUND’S INCEPTION DATE IS MARCH 31, 2005. THE INFORMATION IS
     PRESENTED AS IF THE FUND HAD BEEN IN OPERATION AS OF NOVEMBER 30, 2004.

THE FOLLOWING REPLACES THE TABLE TITLED, Ownership of Securities, UNDER THE
SECTION TITLED, Portfolio Managers, ON PAGE 46:

OWNERSHIP OF SECURITIES
                                                       AGGREGATE DOLLAR RANGE
                                                       OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Emerging Markets
                   Michael Donnelly                    C
--------------------------------------------------------------------------------
Global Growth
                   Matthew Hudson                      E
--------------------------------------------------------------------------------
International Discovery(1)
                   Mark Kopinski                       F
--------------------------------------------------------------------------------
                   Brian Brady                         D
--------------------------------------------------------------------------------
International Opportunities(2)
                   Federico Laffan                     A
--------------------------------------------------------------------------------
                   Trevor Gurwich(3)                   C
--------------------------------------------------------------------------------
International Growth
                   Michael Perelstein                  C
--------------------------------------------------------------------------------
                   Keith Creveling                     C
--------------------------------------------------------------------------------
Life Sciences
                   Arnold Douville                     C
--------------------------------------------------------------------------------
                   Christy Turner                      C
--------------------------------------------------------------------------------
Technology
                   Tom Telford                         E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  TO FURTHER ENCOURAGE  ALIGNMENT OF THE PORTFOLIO  MANAGERS’  INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     WHO HAVE NOT ALREADY  DONE SO ARE  PERMITTED TO OPEN AN ACCOUNT EVEN THOUGH
     THE FUND IS CLOSED TO OTHER NEW INVESTORS.

(2)  TO FURTHER ENCOURAGE  ALIGNMENT OF THE PORTFOLIO  MANAGERS’  INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE  PERMITTED  TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO ALL OTHER
     INVESTMENTS EXCEPT REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(3)  MR. GURWICH JOINED THE INTERNATIONAL  OPPORTUNITIES TEAM ON AUGUST 1, 2005.
     INFORMATION IS PROVIDED AS OF THAT DATE.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

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Investments are service marks of American Century Proprietary Holdings, Inc.

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